Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Current	$ 4,209	$ 2,205
Long-term	7,538	6,513
Other provisions	$ 11,747	$ 8,718	$ 8,308